Employee Stock Ownership Plan (ESOP) and ESOP Trust	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Text Block [Abstract]
Employee Stock Ownership Plan (ESOP) and ESOP Trust

(3) Employee Stock Ownership Plan (ESOP) and ESOP Trust

In December 2001, the Company adopted the Alion Science and Technology Corporation Employee Ownership, Savings and Investment Plan (the Plan, the KSOP) and established the ESOP Trust. The Plan, a tax-qualified retirement plan, includes an ESOP and a 401(k) component. In September 2013, the Internal Revenue Service (IRS) issued a determination letter that the ESOP Trust and the Plan, as amended and restated effective as of October 1, 2011, qualify under IRC Sections 401(a) and 501(a).

In September 2013, Alion adopted Amendment No. 1 to the Plan to eliminate the one-year service requirement for eligibility to receive profit sharing contributions under the Plan. Amendment No.1 was effective October 1, 2013. Also in September 2013, Alion adopted Amendment No. 2 to the Plan to delay transfer to the Company of employee salary deferrals, rollovers and transfers to be invested in the Plan’s ESOP component and to permit Alion to delay its employer contribution to the Plan for the six months ended September 30, 2013. Amendment No. 2 permitted delaying the valuation of Alion’s common stock until the due date (including extensions) for filing the Company’s fiscal 2013 federal tax return. The Company adopted Amendment No. 2 because Alion was actively engaged in attempting to refinance its debt and the refinancing terms were not yet certain. The ESOP Trustee, the board of directors and Alion management believed it was in the best interests of ESOP participants to delay the valuation until after the Company was able to resolve many refinancing uncertainties.

Notwithstanding the delays permitted by Amendment No. 2, the ESOP Trustee and its independent third-party valuation firm completed the September 2013 ESOP valuation in November 2013, in a similar timeframe as in prior years. Alion did not delay its year end employer contribution to the Plan. In December 2013, the ESOP Trustee used April 1, 2013 through September 30, 2013 employee salary deferrals, rollovers, and transfers to purchase shares of Alion common stock at $8.10 per share based on the September 2013 ESOP valuation.

In March 2014, Alion adopted Amendments Nos. 3 and 4 to the Plan. Amendment No. 3 closes the Plan to employees covered by the Service Contract Act hired or re-hired after September 30, 2014. Existing Service Contract Act employees covered by the Plan remain in the Plan as grandfathered participants.

Amendment No. 4 delayed the transfer to Alion of October 2013 to March 2014 employee salary deferrals, rollovers, and transfers to be invested in the Plan’s ESOP component and permits Alion to delay its mid-year employer contribution. Amendment No. 4 also permits a delay in the mid-year ESOP valuation until the due date (including extensions) for filing Alion’s fiscal 2014 federal tax return. The ESOP Trustee, the board of directors and Alion management believe that delaying the mid-year valuation until after the Company has completed its refinancing is in the best interests of ESOP participants.

The Company believes the Plan and the ESOP Trust have been designed and are being operated in compliance with applicable IRC requirements.

(4) Employee Stock Ownership Plan (ESOP) and ESOP Trust

In December 2001, the Company adopted the Alion Science and Technology Corporation Employee Ownership, Savings and Investment Plan (the Plan, the KSOP) and established the ESOP Trust. The Plan, a tax qualified retirement plan, includes an ESOP and a 401(k) component. In April 2010, the Internal Revenue Service (IRS) issued a determination letter that the ESOP Trust and the Plan, as amended and restated as of October 1, 2006, including Plan amendments executed in June 2009 and May 2010 qualify under IRC Sections 401(a) and 501(a).

In August 2008, Alion amended the Trust Agreement between the Company and the ESOP Trust. In June 2011, the Company amended the Plan to eliminate the one year service requirement for employer 401(k) matching contributions; to automatically enroll new hires in the Plan’s 401(k) component; and to designate profit sharing contributions exclusively in Alion common stock.

In September 2013, Alion amended the Plan to delay transfer to the Company of employee contributions for investment in the ESOP component of the Plan and to delay the Company’s contribution to the Plan for the six months ended September 30, 2013. The September 2013 amendment also delayed the valuation of Alion’s common stock until the due date (including extensions) for filing the Company’s federal tax return for the current fiscal year. The Company believes the Plan and the ESOP Trust have been designed and are being operated in compliance with applicable IRC requirements.